SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2015
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Assumptions Used to Value Options Granted
	Year ended December 31
	2015	2014	2013
Dividend yield	0%	0%	0%
Expected volatility	64%	71%	67%
Risk-free interest rate	2.07%	2.44%	1.8%
Contractual term	10 years	10 years	10 years
Early exercise multiple	178% – 203%	178% – 203%	215% – 246%

Schedule of Share Option Activity
	Year ended December 31
	2015		2014		2013
	Number of shares upon exercise	Weighted average exercise price*	Number of shares upon exercise	Weighted average exercise price*	Number of shares upon exercise	Weighted average exercise price*
Outstanding at the beginning of the year	1,587,612	6.64	1,967,784	2.51	1,866,940	2.13
Granted	347,563	7.38	554,433	13.76	174,420	6.02
Exercised	(175,482)	3.04	(908,169)	1.94	(47,940)	0.15
Forfeited	(87,009)	12.55	(26,436)	9.73	(25,636)	3.12
Outstanding at the end of the year	1,672,684	6.87	1,587,612	6.64	1,967,784	2.51
Exercisable at the end of the year	987,568	4.22	1,039,011	2.87	1,747,532	2.29

*	In dollars per share.

Schedule of Stock Options Outstanding by Exercise Price Range
	Options outstanding			Options exercisable
Exercise prices*	Shares upon exercise of options outstanding at end of year	Weighted average remaining contractual life	Aggregate intrinsic value (U.S. dollars in thousands)	Shares upon exercise of options outstanding at end of year	Weighted average remaining contractual life	Aggregate intrinsic value (U.S. dollars in thousands)
0.0001	47,600	1.79	467	47,600	1.79	467
1.47	193,800	2.62	1,614	193,800	2.62	1,614
3.12	528,946	4.91	3,533	528,946	4.91	3,533
5.34	89,778	7.26	400	89,778	7.26	400
6.97	185,820	9.03	526	-	-	-
7.84	140,162	9.01	275	-	-	-
8.35	3,750	9.58	6	-	-	-
13.76	469,228	8.62	-	120,644	8.62	-
14	13,600	7.76	-	6,800	7.76	-
	1,672,684	6.56	6,821	987,568	5.00	6,014

*	In dollars per share

Summary of restricted share units
Number of restricted share units upon exercise
Outstanding at the beginning of the year	269,231
Granted	167,898
Vested	(60,344)
Forfeited	(43,511)
Outstanding at the end of the year	333,274

Schedule of Stock-Based Compensation Expense
	Year ended December 31
	2015	2014	2013

	U.S.dollars in thousands
Cost of revenues	$108	$51	$32
Research and development expenses -net	255	103	56
Selling and marketing expenses	362	146	77
General and administrative expenses	908	552	944
	$1,633	$852	$1,109

Schedule of Accumulated Other Comprehensive Loss
	December 31
	2015	2014	2013

	U.S.dollars in thousands
Unrealized loss on marketable securities*	$(284)	$(125)
Currency translation adjustment	(275)	(177)	$25
Unrealized gain (loss) from cash flow hedge**	88	238	(90)
	$(471)	$(64)	$(65)

*
In the year ended December 31, 2015, an amount of $108,000 in respect of unrealized loss from marketable securities was reclassified from accumulated other comprehensive income into financial expenses.

**
In the year ended December 31, 2014, amounts of $60,000 and $470,000 in respect of unrealized gain (loss) from cash flow hedge were reclassified from accumulated other comprehensive income into financial income and revenues, respectively.

In the year ended December 31, 2015, an amount of $939,000 in respect of unrealized gain from cash flow hedge was reclassified from accumulated other comprehensive income into revenues.